UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22241

Partners Group Private Equity (Master Fund), LLC
 (Exact name of registrant as specified in charter)

1114 Avenue of the Americas, 37th Floor
New York, NY 10036
 (Address of principal executive offices) (Zip code)

Robert M. Collins
1114 Avenue of the Americas, 37th Floor
New York, NY 10036
 (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 908-2600

Date of fiscal year end: March 31

Date of reporting period: June 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —
June 30, 2017 (Unaudited)

The unaudited consolidated schedule of investments of Partners Group Private Equity (Master Fund), LLC (the “Fund”), a Delaware limited liability company that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company, as of June 30, 2017 is set forth below:

INVESTMENT PORTFOLIO AS A PERCENTAGE OF TOTAL NET ASSETS

	Acquisition Date	Geographic Region[a]	Shares	Fair Value

Common Stocks (2.66%)
Communication (0.20%)
Crown Castle International Corp.	02/10/16	North America	27,000	$2,705,130
Eutelsat Communications SA	09/22/16	Western Europe	100,000	2,549,133
Total Communication (0.20%)				$5,254,263

Diversified Financial Services (1.02%)
Ares Capital Corp.	02/10/16	North America	202,000	3,308,760
Eurazeo SA	12/12/16	Western Europe	42,000	3,140,308
Gimv N.V.	02/10/16	Western Europe	41,500	2,507,609
HgCapital Trust PLC	02/10/16	Western Europe	178,500	3,916,071
ICG Graphite Enterprise Trust PLC	02/10/16	Western Europe	369,777	3,568,999
Intermediate Capital Group PLC	12/12/16	Western Europe	135,000	1,458,961
KKR & Co. L.P.	02/10/16	North America	182,000	3,385,200
New Mountain Finance Corp.	02/10/16	North America	227,000	3,291,500
Onex Corporation	02/10/16	North America	21,000	1,678,131
Total Diversified Financial Services (1.02%)				$26,255,539

Social Infrastructure (0.15%)
HICL Infrastructure Co. Ltd.	03/24/16	Western Europe	1,813,863	3,774,537
Total Social Infrastructure (0.15%)				$3,774,537

Transportation (0.41%)
Flughafen Zuerich AG	07/01/16	Western Europe	12,500	3,070,519
Union Pacific Corp.	06/24/16	North America	26,500	2,884,790
Vinci SA	02/10/16	Western Europe	54,500	4,644,182
Total Transportation (0.41%)				$10,599,491

Utilities (0.88%)
American Water Works Co., Inc.	02/10/16	North America	39,000	3,040,050
APA Group	02/11/16	Asia - Pacific	313,000	2,199,023
Atmos Energy Corp.	02/10/16	North America	56,000	4,644,080
Brookfield Infrastructure Partners, L.P.	02/10/16	North America	45,150	1,845,732
Cheung Kong Infrastructure Holdings Ltd.	02/11/16	Asia - Pacific	375,000	3,148,884
Enbridge, Inc.	02/10/16	North America	56,500	2,247,259
Hydro One Ltd.	02/10/16	North America	170,000	3,039,083
National Grid PLC	02/10/16	Western Europe	217,250	2,683,736
Total Utilities (0.88%)				$22,847,847

Total Common Stocks (Cost $59,663,547)(2.66%)				$68,731,677

Private Equity Investments (79.10%)

Direct Investments * (59.00%)	Investment Type	Acquisition Date	Geographic Region[a]	Shares	Fair Value**

Direct Equity (32.84%)
AAVAS Financiers Limited [b,c]	Common equity	06/23/16	Asia - Pacific	6,475,083	$29,303,610
Acrisure Investment Holdings, LLC [b]	Member interest	11/21/16	North America	—	20,924,593

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —
June 30, 2017 (Unaudited)

	Investment Type	Acquisition Date	Geographic Region[a]	Shares	Fair Value**

Private Equity Investments (continued)
Direct Investments * (continued)
Direct Equity (continued)
Affordable Care Holding Corp. [b]	Common equity	10/22/15	North America	89,928	$9,048,313
AP VIII Prime Security Serviced Holdings, L.P. [b,d,e]	Limited partnership interest	05/02/16	North America	—	12,553,035
Apollo Co-Investors (MHE), L.P. [b]	Limited partnership interest	05/21/13	North America	70,000	7,579,990
AqGen Island Intermediate Holdings II, Inc. [b]	Common equity	12/03/15	North America	1,189	1,664,152
Argan Mauritius Limited [b]	Common equity	05/09/16	Asia - Pacific	106,215	16,509,964
Astorg Co-Invest Kerneos, FCPI [b]	Common equity	03/20/14	Western Europe	780,000	18,111,048
Astorg Co-Invest SGG, FCPI [b,c,d]	Limited partnership interest	02/10/16	Western Europe	—	18,853,221
Aurora Products Group, LLC [b,d,f]	Member interest	06/29/12	North America	—	10,518
AX IV SAIC Holding III ApS [b]	Common equity	09/23/16	Western Europe	203,688,000	15,619,481
Brilliant Circle Holdings International Ltd. [b]	Common equity	04/14/11	Asia - Pacific	12,448,515	1,849,813
CapitalSpring Finance Company, LLC [b]	Common equity	10/03/14	North America	3,020,546	4,413,800
Capvis IV Co - Investors Faster L.P b, c, d	Limited partnership interest	09/24/14	Western Europe	—	20,261,155
Carlyle Retail Turkey Partners, L.P. [b,d]	Limited partnership interest	07/11/13	South America	—	6,639,781
CB Herff Jones Buyer HoldCo. / Varsity Brands Holding Co. [b]	Common equity	12/11/14	North America	9,836,554	13,029,896
CB Poly Holdings, LLC [b]	Preferred equity	08/16/16	North America	171,270	15,086,560
CCM Mezzanine Co-Invest, L.P. [b,d]	Limited partnership interest	01/23/13	Western Europe	—	17,858
CD&R Univar Co-Investor, L.P. [b,d]	Limited partnership interest	11/15/10	North America	—	1,879,108
Centauro Co-Investment Fund, L.P. [b,d]	Limited partnership interest	11/28/13	South America	—	3,022,307
Desserts LLC [b]	Preferred equity	02/08/16	North America	7,989	12,293,497
DLJSAP BookCO, LLC [b]	Member interest	04/23/10	South America	16,958	386,536
ECP Holding Company, LLC [b,c]	Preferred equity	03/15/16	North America	8,172,727	10,212,347
Elgin Co-Investment, L.P.2 [b,d]	Limited partnership interest	11/28/16	North America	—	24,699,091
EQT Marvin Co-Investment, L.P. [b,d,e]	Limited partnership interest	07/20/10	Western Europe	—	1,038,302
Eurodrip Co-Investment Fund I, L.P. [b,d]	Limited partnership interest	03/18/13	Western Europe	—	2,594,284
EXW Coinvest L.P. [b,d]	Limited partnership interest	11/28/16	North America	—	35,113,445
Fermo Limited [b]	Common equity	04/24/12	Asia - Pacific	5,600,000	11,432,849
Fermo Limited [b]	Preferred equity	04/24/12	Asia - Pacific	323,690	321,613
Fides S.p.A b	Common equity	12/15/16	Western Europe	1,096,526	1,375,350
GC Athena Co-invest, L.P. [b,d]	Limited partnership interest	06/16/16	North America	—	12,505,306
Gemini Global Holdings Investor, LLC [b,d]	Member interest	06/17/11	North America	—	4,330,132
Global Blue Investment & Co S.C.A. [b]	Common equity	07/31/12	Western Europe	60,000	10,226,073
Global Blue Investment & Co S.C.A. [b]	Preferred equity	07/31/12	Western Europe	5,940,000	4,899,825
Goldcup Merger Sub, Inc. [b]	Common equity	05/02/16	North America	5,648,649	7,337,177
GTS II Cayman Corporation [b]	Common equity	07/24/13	South America	2,823,797	4,934,261
Helios Towers Africa Ltd. [b,g]	Limited partnership interest	12/05/14	Rest of World	—	—
Hogan S.a r.l. [b]	Common equity	12/22/11	Western Europe	272,221	4,599,555
Hogan S.a r.l. [b]	Preferred equity	12/22/11	Western Europe	1,810,271	1
Huntress Co-Investment L.P., 1 [b,c,d]	Limited partnership interest	04/08/16	Asia - Pacific	—	48,246,946
IG Igloo Holdings, Inc. [b]	Common equity	05/11/16	North America	9,058	29,418,300
Kaffee Partner Holding GmbH [b]	Common equity	05/28/10	Western Europe	1,237	976,526
KKBS Holdings, LLC [b,d,f]	Member interest	12/17/10	North America	—	10,272
KKR Matterhorn Co-Invest L.P. [b,d]	Limited partnership interest	11/02/12	Western Europe	—	3,245,156
KLFS Holdings, L.P. [b,d]	Limited partnership interest	12/16/10	North America	—	1
KOUS Holdings, Inc. [b]	Common equity	08/21/15	North America	10,950,000	13,870,288
Kowloon Co-Investment, L.P. [b,d]	Limited partnership interest	11/04/15	Asia - Pacific	—	2,596,433
KSBR Holding Corp. [b]	Common equity	06/28/13	North America	819,160	358,897
LTS Group Holdings, LLC [b]	Common equity	08/07/15	North America	11,026	26,612,792
MHS Investment Holdings LLC [b]	Common equity	03/17/17	North America	35,000,000	35,000,000
NDES Holdings, LLC [b,d]	Member interest	09/19/11	North America	—	7,082,345
NTS Holding Corporation, Inc. [b]	Common equity	11/21/13	North America	2,740	2,701,082
Peer Holding I BV b	Common equity	11/17/11	Western Europe	3,965,441	51,289,036
Polaris Investment Holdings, L.P b, d	Limited partnership interest	06/07/16	North America	—	23,255,591
QOL Meds Holding Company, LLC [b]	Common equity	12/05/13	North America	15,750,000	19,033,240
Quadriga Capital IV Investment Holding II L.P. [b,d]	Limited partnership interest	09/09/16	Western Europe	—	17,577,713
Quick Service Restaurant Group Private Limited [b]	Common equity	09/30/11	Asia - Pacific	855,277	1,418,604
R&R co-invest FCPR [b,d]	Common equity	07/05/13	Western Europe	—	38,710,586
S-Evergreen Holding Corp. [b]	Common equity	07/17/12	North America	226,635	124,092
S.TOUS, S.L b	Common equity	10/06/15	Western Europe	622	14,661,114
Silver Lake Sumeru Marlin Co-Invest Fund, L.P. [b,d]	Limited partnership interest	05/14/12	North America	—	2,726,008
Snacks Parent Corporation [b,d,f]	Preferred equity	05/23/13	North America	—	17,655
SPH GRD Holdings, LLC [b]	Common equity	06/18/13	North America	1,152,321	26,826,029

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —
June 30, 2017 (Unaudited)
	Investment Type	Acquisition Date	Geographic Region[a]	Shares	Fair Value**

Private Equity Investments (continued)
Direct Investments * (continued)
Direct Equity (continued)
Spring Topco Limited [b]	Common equity	11/24/10	North America	772,737	$1
The Baring Asia Private Equity Fund VI Co-Investment L.P. [b,d]	Limited partnership interest	12/30/16	Asia - Pacific	—	1,783,415
THL Equity Fund VI Investors (BKFS), L.P. [b,d]	Limited partnership interest	12/30/13	North America	—	21,600,651
TKC Topco LLC [b]	Common equity	10/14/16	North America	4,632,829	5,298,094
Valhalla Co-Invest L.P. [b,d]	Limited partnership interest	01/18/11	Western Europe	—	4,995,792
VAT Group AG b	Common equity	04/14/16	Western Europe	655,272	64,056,056
Velocity Holdings Corp. [b]	Common equity	08/06/12	North America	3,749,777	14,128,694
WP Mustang Co-Invest-C, L.P. [b,d]	Limited partnership interest	08/12/14	North America	—	4,975,168
					$847,274,424

	Interest	Acquisition Date	Maturity Date	Investment Type	Geographic Region[a]	Principal	Fair Value**

Direct Debt (26.16%)
ABILITY Network, Inc. [b]	Cash 5.00% + Libor (1.00% Floor)	06/04/14	05/16/21	Senior	North America	$7,517,500	$7,541,030
ABILITY Network, Inc. [b]	Cash 8.25% + Libor (1.00% Floor)	06/04/14	05/16/22	Second Lien	North America	11,500,000	11,442,500
Acrisure Intermediate, Inc. [b]	Cash 9.25% + Libor (1.00% Floor)	11/22/16	11/22/24	Second Lien	North America	13,664,226	13,664,226
Affordable Care Holding Corp. [b]	Cash 8.50% + Libor (1.00% Floor)	10/22/15	04/22/23	Second Lien	North America	16,861,500	16,861,500
AI Alabama B.V. [b]	Cash 8.00% + Libor (1.00% Floor)	07/10/15	07/06/23	Second Lien	Western Europe	6,374,927	6,414,770
Alpha Bidco SAS [b]	Cash 3.50% + Euribor	02/12/16	01/29/23	Senior	Western Europe	17,100,000	19,785,414
Ascensus, Inc. [b]	Cash 4.50% + Libor (1.00% Floor)	12/07/15	12/03/22	Senior	North America	19,515,579	19,759,523
Ascensus, Inc. [b]	Cash 9.00% + Libor (1.00% Floor)	12/04/15	12/03/23	Second Lien	North America	27,540,000	27,540,000
AutoForm Engineering GmbH [b]	Cash 4.25% + Euribor	07/22/16	07/21/23	Senior	Western Europe	5,577,000	6,438,926
AutoForm Engineering GmbH [b]	Cash 4.625% + Libor	07/22/16	07/21/23	Senior	Western Europe	3,306,603	3,347,936
Bioclinica Holding I LP b	Cash 8.25% + Libor (1.00% Floor)	11/04/16	10/20/24	Second Lien	North America	20,750,000	20,335,000
CapitalSpring Finance Company, LLC [b]	Cash 8.00%; PIK 5.00%	03/01/17	02/10/23	Mezzanine	North America	2,577,507	2,609,725
CapitalSpring Finance Company. LLC [b]	Cash 6.00%; PIK 7.25%	09/13/13	10/02/19	Mezzanine	North America	10,238,923	10,238,923
Casmar (Australia) PTY Ltd. [b]	Cash 5.50% + LIBOR (1.00% Floor)	04/11/17	12/20/23	Senior	Asia - Pacific	9,592,389	7,449,235
Casmar (Australia) PTY Ltd. [b]	Cash 9.25% + BBSY (1.00% Floor)	12/20/16	12/20/24	Second Lien	Asia - Pacific	18,240,000	13,989,903
CDRH Parent, Inc. [b]	Cash 8.00% + Libor (1.00% Floor)	08/06/14	07/01/22	Second Lien	North America	10,000,000	7,150,000
CFS 811 B.V. [b]	Cash 7.25% + Euribor (0.75% floor)	07/01/15	06/12/21	Senior	Western Europe	775,000	883,730
CFS 811 B.V. [b]	Cash 7.25% + Euribor (0.75% Floor)	06/12/15	06/12/21	Senior	Western Europe	10,695,000	12,195,471
Constellation Brands Canada, Inc. [b]	Cash 8.25% + Libor (1.00% Floor)	12/16/16	12/16/24	Second Lien	North America	25,024,000	19,274,149
Delta Holdco LLC [b]	Cash 8.75% + Libor (1.00% Floor)	11/18/16	11/07/24	Second Lien	North America	22,080,000	22,080,000
Delta Holdco LLC [b]	Cash 5.00% + Libor (1.00% Floor)	11/21/16	11/07/23	Senior	North America	5,520,000	5,564,850
Diamond Parent Holdings, Corp. [b]	Cash 6.25% + Libor (1.00% Floor)	12/23/16	04/14/22	Senior	North America	2,063,504	2,063,504
Diamond Parent Holdings, Corp. [b]	Cash 6.75% + Libor (1.00% Floor)	04/29/16	04/14/22	Senior	North America	21,116,700	21,116,700
Evergreen ACQCO1 L.P. [b]	Cash 8.00% + PIK 2.75%	07/17/12	07/11/22	Mezzanine	North America	6,456,352	6,456,352
Global Tel*Link Corporation [b]	Cash 7.75% + Libor (1.25% Floor )	06/13/13	11/23/20	Second Lien	North America	10,300,000	10,287,177

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —
June 30, 2017 (Unaudited)

	Interest	Acquisition Date	Maturity Date	Investment Type	Geographic Region[a]	Principal	Fair Value**

Private Equity Investments (continued)
Direct Investments * (continued)
Direct Debt (continued)
Global Tel*Link Corporation [b,e]	Cash 3.75% + Libor (1.25% Floor)	05/04/12	05/23/20	Senior	North America	$3,868,961	$3,877,821
Global Tel*Link Corporation [b]	Cash 7.75% + Libor (1.25% Floor)	09/08/16	11/23/20	Second Lien	North America	13,939,848	13,922,493
Goldcup Merger Sub, Inc. [b]	Cash 9.25% + Libor (1.00% Floor)	05/02/16	05/02/24	Second Lien	North America	41,800,000	41,800,000
Interstate Hotels Holding [b]	Cash 4.75% + Libor (1.00% Floor)	05/18/16	05/03/22	Senior	North America	29,775,000	29,626,125
Kahuna Bidco Pty Limited [b]	Cash 5.00% + BBSY; PIK 3.50%	09/30/11	12/31/18	Mezzanine	Asia - Pacific	6,293,835	4,829,162
Knightrider S.a.r.l. [b]	Cash 3.50% + Libor (1.00% Floor)	09/25/13	08/14/20	Senior	Western Europe	8,707,996	8,735,208
KSBR Holding Corp. [b]	Cash 11.00%	02/27/15	08/27/22	Mezzanine	North America	6,384,000	6,384,000
Lary 3 AB b	Cash 5.00% + Euribor	08/09/16	07/20/23	Senior	Western Europe	9,170,000	10,517,533
Learning Care Group (US) No.2, Inc. [b]	Cash 4.50% + Libor (1.00% Floor)	06/24/14	05/05/21	Senior	North America	5,932,625	5,962,288
Lightower [b]	PIK 12.00%	08/11/15	08/12/25	Mezzanine	North America	6,373,975	6,401,595
Lightower [b]	Cash 10.00%	08/11/15	02/12/22	Mezzanine	North America	6,942,764	6,942,764
Mercury BondCo PLC [b]	Cash 8.75% + Euribor	12/15/16	05/30/21	Senior	Western Europe	25,600,000	29,191,590
National Surgical Hospitals, Inc. [b]	Cash 9.00% + Libor (1.00% Floor)	06/01/15	06/01/23	Second Lien	North America	9,450,000	9,450,000
Netsmart Technologies Holding [b]	Cash 9.50% + Libor (1.00% Floor)	05/05/16	10/19/23	Second Lien	North America	22,725,000	22,668,187
NTS Holding Corporation, Inc [b]	Cash 6.25% + Libor (1.00% Floor)	06/19/15	06/12/21	Senior	North America	7,342,567	7,342,567
Onex Wizard Acquisition Company II S.C.A. [b]	Cash 3.75% + Euribor	03/19/15	03/19/22	Senior	Western Europe	7,086,875	8,201,426
Onex Wizard Acquisition Company II S.C.A., [b]	Cash 3.00% + Libor (1.00% Floor)	03/27/15	03/27/22	Senior	Western Europe	2,277,429	2,296,935
OT Luxco 3 & Cy S.C.A. [b]	Cash 8.75% + Euribor (1.00% Floor); PIK 9.00%	05/31/17	05/31/27	Mezzanine	Western Europe	15,500,000	17,819,866
Peer Holding B.V b	Cash 4.25% + Euribor	02/25/16	02/25/22	Senior	Western Europe	16,394,813	18,984,438
Pet Holdings ULC [b]	Cash 5.50% + Libor (1.00% Floor)	07/08/16	07/05/22	Senior	North America	9,331,800	9,343,465
Photonis Technologies S.A.S. [b]	Cash 7.50% + Libor (1.00% Floor)	09/27/13	09/18/19	Second Lien	Western Europe	8,555,969	7,850,102
Plano Molding Company, LLC [b]	Cash 6.00% + Libor (1.00% Floor)	05/12/15	05/12/21	Second Lien	North America	6,796,933	6,796,933
Pretium Packaging LLC [b]	Cash 9.50% + Libor (1.00% Floor)	12/01/16	05/14/23	Second Lien	North America	10,635,560	10,635,560
Pretium Packaging LLC [b]	Cash 5.75% + Libor (1.00% Floor)	11/23/16	11/14/22	Senior	North America	9,430,777	9,383,624
Prime Security Services Borrower, LLC [b]	Cash 9.25%	05/02/16	05/15/23	Second Lien	North America	11,850,000	11,850,000
Springer Science+Business Media Finance BV b	Cash 3.50% + Libor (1.00% Floor)	06/25/15	08/14/20	Senior	Western Europe	9,615,608	9,645,657
Stiphout Finance, LLC [b]	Cash 3.75% + Libor (1.00% Floor)	10/30/15	10/26/22	Senior	Asia - Pacific	7,029,788	7,073,724
Stiphout Finance, LLC [b]	Cash 8.00% + Libor (1.00% Floor)	10/30/15	10/26/23	Second Lien	Asia - Pacific	6,503,912	6,487,652
Strategic Partners, Inc. [b]	Cash 5.25% + Libor (1.00% Floor)	07/20/16	06/30/23	Senior	North America	13,372,884	13,540,045
Tierpoint LLC [b]	Cash 8.75% + Libor (1.00% Floor)	04/18/16	12/02/22	Second Lien	North America	13,500,000	13,640,670
WP CPP Holdings, LLC [b]	Cash 3.50% + Libor (1.00% Floor)	02/10/16	12/27/19	Senior	North America	19,690,722	19,044,669
							$674,736,643
Total Direct Investments (59.00%)							$1,522,011,067

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —
June 30, 2017 (Unaudited)

	Acquisition Date	Geographic Region[a]	Fair Value**

Secondary Investments * (11.73%)
3i Eurofund Vb, L.P. [b]	09/30/09	Western Europe	$4,976,910
3i Growth Capital B, L.P. [b]	10/01/14	Western Europe	295,919
Abingworth Bioventures III, L.P. [b]	09/30/15	Western Europe	69,655
Abingworth Bioventures V Co-Investment Growth Equity Fund, L.P. [b]	06/30/12	Western Europe	329,823
Abingworth Bioventures V, L.P. [b,e]	06/30/12	Western Europe	375,754
Advent International GPE VI, L.P. [b]	09/30/10	Western Europe	2,578,756
Apax Europe VI - A, L.P. [b]	07/01/11	Western Europe	157,231
Apax Europe VII - B, L.P. [b]	04/30/11	Western Europe	226,323
Apollo Investment Fund VII, L.P. [b]	07/01/10	North America	418,388
Apollo Overseas Partners (Delaware) VII, L.P. [b]	10/01/09	North America	172,590
Astorg V FCPR [b]	09/30/15	Western Europe	3,566,578
Astorg VI, FCPI [b]	06/30/16	Western Europe	3,201,720
Bain Capital Fund VIII, L.P. [b]	12/31/15	North America	95,483
Bain Capital Fund X, L.P. [b]	06/30/11	North America	15,434,669
Bain Capital IX Co-Investment Fund, L.P. [b]	12/31/15	North America	55,498
Bain Capital Partners IX, L.P. [b]	12/31/15	North America	311,016
Bain Capital VIII Co-Investment Fund, L.P. [b]	12/31/15	North America	19,730
Bain Capital X Co-Investment Fund, L.P. [b]	06/30/11	North America	430,064
Baring Asia Private Equity Fund IV, L.P. [b]	11/24/09	Asia - Pacific	640,596
BC European Capital IX, L.P. [b]	09/30/14	Western Europe	5,912,013
Bertram Growth Capital II-A, L.P. [b]	09/30/15	North America	3,445,365
Candover 2005 Fund, L.P. [b]	04/06/10	Western Europe	45,916
Carlyle Europe Partners II, L.P. [b]	12/28/12	Western Europe	51,902
Carlyle Europe Partners III, L.P. [b]	12/28/12	Western Europe	4,975,632
Carlyle Japan International Partners II, L.P. [b]	12/28/12	Asia - Pacific	3,512,776
Carlyle Partners IV, L.P. [b]	06/30/10	North America	131,701
CCP IX L.P. No.2 [b]	09/30/14	Western Europe	1,527,340
Clayton, Dubilier & Rice Fund VII L.P. [b]	06/30/11	North America	2,464,708
Clayton, Dubilier & Rice Fund VIII, L.P. [b]	03/29/12	North America	8,172,590
CVC Capital Partners Asia Pacific III, L.P. [b]	01/11/13	Asia - Pacific	1,073,144
CVC European Equity Partners V, L.P. [b]	07/12/10	Western Europe	1,718,554
ESP Golden Bear Europe Fund [b]	12/31/16	Western Europe	26,200,790
Fourth Cinven Fund, L.P. [b]	04/16/10	Western Europe	100,549
Frazier Healthcare VI, L.P. [b]	06/30/12	North America	1,101,897
FS Equity Partners V, L.P. [b]	08/07/12	North America	1,220,090
Galileo III FCPR [b,e]	09/30/15	Western Europe	118,839
Genstar Capital Partners IV, L.P. [b]	09/30/15	North America	330
Genstar Capital Partners V, L.P. [b]	09/30/15	North America	667,298
Graphite Capital Partners VI, L.P. [b]	09/30/15	Western Europe	133,636
Graphite Capital Partners VII Top-Up b	09/30/15	Western Europe	60,271
Graphite Capital Partners VII, L.P. [b]	09/30/15	Western Europe	382,572
Gridiron Energy Feeder I, LP b	05/15/17	North America	30,765,167
Gryphon Partners 3.5, L.P. [b]	05/21/13	North America	2,972,877
Gryphon Partners IV L.P. [b]	02/08/16	North America	15,768,309
H.I.G. Bayside Debt & LBO Fund II, L.P. [b]	12/30/10	North America	1,325,584
Harvest Partners V, L.P. [b]	09/30/11	North America	276,351
Harvest Partners VII, L.P. [b]	09/30/11	North America	2,777,676
Hellman & Friedman Capital Partners VI, L.P. [b]	12/31/12	North America	1,648,811
Hellman & Friedman Capital Partners VII, L.P. [b]	06/30/14	North America	3,278,442
Highstar Capital III Prism Fund, L.P. [b]	07/01/10	North America	1,081,253
Indigo Capital V, L.P. [b]	09/30/15	Western Europe	259,698
Industri Kapital 1997 Fund [b]	09/30/15	Western Europe	1,449
Industri Kapital 2000, L.P. [b]	09/30/15	Western Europe	4,411
Investcorp Private Equity 2007 Fund, L.P. [b]	03/31/11	North America	1,457,367
Investcorp Technology Partners III (Cayman), L.P. [b]	08/19/11	North America	1,946,890
Irving Place Capital Investors II, L.P. [b]	03/22/10	North America	13,348
Irving Place Capital Partners III, L.P. [b]	12/21/09	North America	20,139
Italian Private Equity Fund IV, L.P. [b,e]	01/29/16	Western Europe	120,928
Jerusalem Venture Partners IV, L.P. [b]	09/30/15	Asia - Pacific	29,744
KKR European Fund III, L.P. [b]	03/01/11	Western Europe	3,600,677
Lee Equity Partners Fund, L.P. [b]	06/30/17	North America	15,435
Lee Equity Partners Realization Fund, L.P. [b]	06/30/17	North America	24,166,382
Lightyear Fund II, L.P. [b]	09/30/13	North America	406,780
Madison Dearborn Capital Partners V, L.P. [b]	03/31/11	North America	2,181,388
MidOcean Partners III, L.P. [b]	06/30/11	North America	2,124,771
Monomoy Capital Partners II, L.P. [b,e]	09/30/15	North America	1,277,230

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —
June 30, 2017 (Unaudited)

	Acquisition Date	Geographic Region[a]	Fair Value**

Private Equity Investments (continued)
Secondary Investments * (continued)
Montagu III, L.P. [b]	12/09/09	Western Europe	$21
Oak Investment Partners XII, L.P. [b]	06/28/12	North America	720,802
PAI Europe V b	09/30/14	Western Europe	1,023,368
Palladium Equity Partners III, L.P. [b]	08/02/10	North America	356,019
Pamlico Capital GP I, LLC [b]	03/31/14	North America	1
Pamlico Capital GP II, LLC [b]	03/31/14	North America	64,239
Pamlico Capital II, L.P. [b]	03/31/14	North America	5,826,945
Pamlico Capital Secondary Fund, L.P. [b]	03/31/14	North America	2,773
Permira Europe I, L.P.1B b	11/29/13	Western Europe	43,922
Permira Europe II, L.P. [b]	11/29/13	Western Europe	33,049
Permira Europe III, L.P. [b]	09/30/13	Western Europe	184,239
Permira IV, L.P. [b]	09/30/13	Western Europe	5,620,655
Providence Equity Partners IV, L.P. [b]	06/30/11	North America	1,717
Providence Equity Partners V, L.P. [b]	06/30/11	North America	222,556
Providence Equity Partners VI -A, L.P. [b]	06/30/11	North America	10,825,590
Providence Equity Partners VII-A, L.P. [b]	06/30/13	North America	1,923,369
Riverside Europe Fund IV, L.P. [b]	09/30/14	Western Europe	2,064,536
Silver Lake Partners II, L.P. [b]	06/30/14	North America	208,421
Silver Lake Partners III, L.P. [b]	06/30/10	North America	11,290,622
Silver Lake Partners V, L.P. [b]	09/30/13	North America	4,661
Silver Lake Sumeru Fund, L.P. [b]	12/18/09	North America	443,952
Sun Capital Partners V, L.P. [b]	09/30/13	North America	18,031,742
TA Atlantic & Pacific VI, L.P. [b]	09/30/15	North America	729,165
TA Atlantic and Pacific V, L.P. [b]	09/30/15	North America	20,705
TA X, L.P. [b]	09/30/15	North America	36,233
TA XI, L.P. [b]	09/30/15	North America	3,121,164
TCV VI, L.P. [b]	09/30/13	North America	952,225
TCV VII (A), L.P. [b]	09/30/13	North America	10,441,976
Terra Firma Capital Partners III, L.P. [b]	09/30/13	Western Europe	8,678,671
TorQuest Partners Fund (U.S.) II, L.P. [b]	09/30/15	North America	239,485
TPG Partners V, L.P. [b]	01/04/12	North America	1,603,344
TPG Partners VI, L.P. [b]	07/01/10	North America	14,550,870
TRG Growth Partnership (Offshore) II, L.P. [b]	08/02/10	Asia - Pacific	333,358
TRG Growth Partnership (Offshore), L.P. [b]	08/02/10	Asia - Pacific	17,393
TRG Growth Partnership II, L.P. [b]	07/08/10	Asia - Pacific	999,467
Tudor Ventures III, L.P. [b]	12/31/12	North America	2,898,764
Warburg Pincus Private Equity X, L.P. [b]	09/28/12	North America	5,116,146
Total Secondary Investments (11.73%)			$302,527,888

Primary Investments * (8.37%)
Advent International GPE VII-B, L.P. [b]	07/01/12	Western Europe	$11,860,673
Advent International GPE VIII-C, L.P b	03/22/16	Western Europe	2,282,406
Advent Latin American Private Equity Fund VI-H L.P. [b]	10/17/14	Western Europe	3,323,201
Altra Private Equity Fund II, L.P. [b]	12/07/12	South America	1,856,745
Apollo Investment Fund IX, L.P. [b,g]	06/01/17	North America	—
Apollo Investment Fund VIII, L.P. [b]	06/28/13	North America	6,719,398
Ares Corporate Opportunities Fund IV, L.P. [b]	04/19/12	North America	8,902,777
Ares Corporate Opportunities Fund V, L.P. [b]	12/28/15	North America	452,207
Avista Capital Partners II, L.P. [b]	01/01/14	North America	589,803
Avista Capital Partners III, L.P. [b]	10/03/11	North America	7,927,148
Bain Capital Europe Fund IV, L.P. [b]	09/01/14	Western Europe	2,483,635
Bain Capital Fund XII, L.P. [b,g]	07/01/17	North America	—
Baring Asia Private Equity Fund V, L.P. [b]	12/01/10	Asia - Pacific	4,144,740
Berkshire Fund IX, L.P. [b]	03/18/16	North America	1,260,002
Caltius Partners V-A, L.P. [b]	12/02/14	North America	2,689,607
CapVest Equity Partners III B, L.P. [b]	08/30/13	Western Europe	4,443,383
Carlyle Europe Partners IV, L.P. [b]	08/27/13	Western Europe	757,974
Clayton Dubilier & Rice Fund IX, L.P. [b]	07/31/13	North America	6,466,964
Clayton, Dubilier & Rice Fund X, L.P. [b,g]	12/13/16	North America	—
Crescent Mezzanine Partners VI, L.P. [b]	03/30/12	North America	3,088,021
CVC Capital Partners VI (A) L.P. [b,e]	07/05/13	Western Europe	4,833,210
EQT Mid Market Europe (No.1) Feeder L.P. [b,g]	07/01/16	Western Europe	—
EQT VI (No.1), L.P. [b]	07/01/11	Western Europe	5,364,400
Genstar Capital Partners VI, L.P. [b]	09/01/12	North America	7,108,810
Genstar Capital Partners VII, L.P. [b]	06/26/15	North America	8,914,138

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —
June 30, 2017 (Unaudited)

	Acquisition Date	Geographic Region[a]	Fair Value**

Private Equity Investments (continued)
Primary Investments * (continued)
Genstar Capital Partners VIII, L.P. [b]	03/23/17	North America	$109,862
GoldPoint Mezzanine Partners IV, L.P. [b]	12/30/15	North America	4,252,677
HgCapital 8 L.P. [b,g]	12/19/16	Western Europe	—
HgCapital Mercury 2 [b]	02/15/17	Western Europe	6,636
Hony Capital Fund VIII, L.P. [b,e]	10/30/15	Asia - Pacific	3,732,549
Hony Capital Partners V, L.P. [b]	12/15/11	Asia - Pacific	9,353,075
Index Ventures Growth III (Jersey) L.P. [b]	03/18/15	Western Europe	3,698,961
KKR Americas Fund XII L.P. [b,g]	09/16/16	North America	—
KKR North America Fund XI, L.P. [b]	02/01/12	North America	11,270,394
Kohlberg TE Investors VII, L.P. [b]	09/15/11	North America	8,583,245
Kohlberg TE Investors VIII, L.P. [b,g]	08/04/16	North America	—
Leeds Equity Partners VI, L.P. [b]	11/25/16	North America	3,919,724
Nautic Partners VII-A, L.P. [b]	06/27/14	North America	8,565,784
New Enterprise Associates 14, L.P. [b]	05/04/12	North America	7,285,447
New Mountain Capital V, L.P. [b,g]	06/29/17	North America	—
NexPhase III-A,L.P. [b]	09/01/16	North America	10,496,944
Oak Hill Capital Partners IV, L.P. [b]	04/28/17	North America	2,502,862
PAI Europe VI -1, L.P. [b]	03/12/15	Western Europe	4,509,955
Patria - Brazilian Private Equity Fund IV, L.P. [b]	06/30/11	North America	4,755,790
PennantPark Credit Opportunities Fund II, L.P. [b]	08/03/12	North America	7,768,893
Silver Lake Partners IV, L.P. [b]	07/30/12	North America	8,412,054
Sixth Cinven Fund (No.3) L.P. [b]	05/01/16	Western Europe	560,584
Sumeru Equity Partners Fund, L.P. [b]	04/27/15	North America	1,955,293
Thompson Street Capital Partners IV, L.P. [b]	12/10/15	North America	3,595,977
TPG Partners VII, L.P. [b]	03/01/16	North America	5,201,594
Trident VII, L.P. [b,g]	09/22/16	North America	—
Welsh, Carson, Anderson & Stowe XII, L.P. [b]	12/19/14	North America	4,857,935
Windjammer Senior Equity Fund IV, L.P. [b]	02/06/13	North America	5,032,287
Total Primary Investments (8.37%)			$215,897,764

Total Private Equity Investments (Cost $1,689,535,726)(79.10%)			$2,040,436,719

	Interest	Acquisition Date	Maturity Date	Principal	Fair Value

Short-Term Investments (11.03%)
U.S. Government Treasury Obligations (11.03%)
U.S. Treasury Bill [h]	0.777%	04/26/17	07/20/17	$75,000,000	$74,969,236
U.S. Treasury Bill [h]	0.809%	03/14/17	07/20/17	50,000,000	49,979,491
U.S. Treasury Bill [h]	0.798%	04/26/17	08/17/17	75,000,000	74,923,135
U.S. Treasury Bill [h]	0.989%	06/22/17	09/14/17	85,000,000	84,836,715
Total U.S. Government Treasury Obligations (11.03%)					$284,708,577

Total Short-Term Investments (Cost $284,699,560)(11.03%)					$284,708,577

Total Investments (Cost $2,033,898,833)(92.79%)					2,393,876,973

Other Assets in Excess of Liabilities (7.21%)					185,871,292

Net Assets (100.00%)					$2,579,748,265

*
Direct Investments are private investments directly into the equity or debt of selected operating companies, often together with the management of the company. Primary Investments are investments in newly established private equity partnerships where underlying portfolio companies are not known as of the time of investment. Secondary Investments are portfolios of assets on the secondary market.

**
The Fair Value of any Direct Investment may not necessarily reflect the current or expected future performance of such Direct Investment or the Fair Value of the Fund’s interest in such Direct Investment. Furthermore, the Fair Value of any Direct Investment has not been calculated, reviewed, verified or in any way approved by such Direct Investment or its general partner, manager or sponsor (including any of its affiliates). Please see below for further detail regarding the valuation policy of the Fund.

a
Geographic region is based on where a Direct Investment is headquartered and may be different from where such Investment invests or operates. In the case of Primary and Secondary Investments, geographic region generally refers to where the majority of the underlying assets are invested.

b
Private equity investments are generally issued in private placement transactions and as such are generally restricted as to resale. Total cost and fair value of restricted investments as of June 30, 2017 was $1,689,535,726 and $2,040,436,719, respectively.

c	Represents an affiliated issuer (see below).

d	Investment does not issue shares.

e	Non-income producing.

f	Investment holds balance in escrow account.

g	Investment has been committed to but has not been funded by the Fund.

h	Each issue shows the rate of the discount at the time of purchase.

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —
June 30, 2017 (Unaudited)

Under Section 2(a)(3) of the Investment Company Act, a portfolio company is defined as “affiliated” if a Fund owns five percent or more of its outstanding voting securities. The Fund held at least five percent of the outstanding voting securities of the following companies as of June 30, 2017:

Non-Controlled Affiliates	Shares as of June 30, 2017	Fair Value as of March 31, 2017	Gross Additions(1)	Gross Reductions(2)	Change in Unrealized Gains (Losses)	Fair Value as of June 30, 2017	Affiliated Income
AAVAS Financiers Limited	6,475,083	$28,980,774	$-	$-	$322,836	$29,303,610	$-
Astorg Co-Invest SGG, FCPI	-	13,201,136	3,085,450	-	2,566,635	18,853,221	-
Capvis IV Co- Investors Faster L.P.	-	16,794,854	-	-	3,466,301	20,261,155	-
ECP Holding Company, LLC	8,172,727	8,990,000	527,273	-	695,074	10,212,347	-
Huntress Co-Investment L.P., 1	-	44,255,297	-	-	3,991,649	48,246,946	-
Total Non-Controlled Affiliates	14,647,810	$112,222,061	$3,612,723	$-	$11,042,495	$126,877,279	$-

(1)
Gross additions may include increases in the cost basis of investments resulting from new portfolio investments, the accretion of discounts and the exchange of one or more existing securities for one or more new securities.

(2)
Gross reductions may include decreases in the cost basis of investments resulting from principal collections related to investment repayments or sales and the exchange of one or more existing securities for one or more new securities.

The information contained in this section should be read in conjunction with the Fund’s audited consolidated financial statements contained in its annual report for the year ended March 31, 2017.

The following table summarizes the composition of the Fund’s investment portfolio at cost and fair value as of June 30, 2017.

Investments	Amortized Cost(1)	Fair Value	Portfolio as a Percentage of Fair Value
Common Stocks	$59,663,547	$68,731,677	2.9%
Direct Equity	585,267,205	847,274,424	35.4%
Direct Debt	655,694,989	674,736,643	28.2%
Secondary Investments	265,720,168	302,527,888	12.6%
Primary Investments	182,853,364	215,897,764	9.0%
Short-Term Investments	284,699,560	284,708,577	11.9%
Total	$2,033,898,833	$2,393,876,973	100%

(1)	Amortized cost represents the original cost adjusted for the amortization of premiums and/or accretion of discounts, as applicable, on investments.

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —
June 30, 2017 (Unaudited)

The Fund may enter forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross hedge against either specific transactions or portfolio positions. The objective of the Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. Dollar value of the Fund’s foreign currency denominated investments will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the forward foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. Dollar.

During the period from April 1, 2017 through June 30, 2017, the Fund entered into ten long/short forward foreign currency exchange contracts. The Fund had $(7,091,352) in net realized gains (losses), and a $(7,765,293) change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts. The outstanding forward foreign currency exchange contract amounts at June 30, 2017 are representative of contract amounts during the period.

At June 30, 2017, the Fund had the following outstanding long/short forward foreign currency exchange contracts:

	Contract Amount
Settlement Date	Currency	Buy	Sell	Value	Unrealized Appreciation (Depreciation)	Counterparty
September 21, 2017	Euro (€)	$127,566,409	€113,800,000	$130,232,607	$(2,666,198)	Barclays Capital
September 21, 2017	Euro (€)	$147,673,479	€131,770,000	$150,797,457	$(3,123,977)	Barclays Capital
September 21, 2017	US Dollar ($)	€37,000,000	$41,415,395	$42,342,763	$927,368	Merrill Lynch

Investments held by the Fund include direct equity and debt investments in operating companies (“Direct Investments”) and primary and secondary investments in private equity funds (“Private Equity Fund Investments”; Direct Investments and Private Equity Fund Investments, collectively, “Private Equity Investments”).

In conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), investments are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date. A three-tier hierarchy is used to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

• Level 1 – Quoted prices are available in active markets for identical investments as of the measurement date. The type of investments included in Level 1 include marketable securities that are primarily traded on a securities exchange or over-the-counter. The fair value is determined to be the last sale price on the determination date, or, if no sales occurred on any such day, the mean between the closing bid and ask prices on such day. The Fund does not apply a blockage discount to the quoted price for these investments, even in situations where the Fund holds a large position and a sale could reasonably impact the quoted price.

• Level 2 – Pricing inputs are other than quoted prices in active markets (i.e. Level 1 pricing) and fair value is determined through the use of models or other valuation methodologies through direct or indirect corroboration with observable market data. Investments which are generally included in this category include corporate notes, convertible notes, warrants and restricted equity securities. The fair value of legally restricted equity securities may be discounted depending on the likely impact of the restrictions on liquidity and the Adviser’s estimates.

• Level 3 – Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require significant management judgment and/or estimation. Investments that are included in this category generally include equity investments that are privately owned, as well as convertible notes and warrants that are not actively traded. The fair value for investments using Level 3 pricing inputs are based on the Adviser’s estimates that consider a combination of various performance measurements including the timing of the transaction, the market in which the Fund operates, comparable market transactions, Fund performance and projections and various performance multiples as applied to earnings before interest, taxes, depreciation and amortization or a similar measure of earnings for the latest reporting period and forward earnings, as well as discounted cash flow analysis.

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —
June 30, 2017 (Unaudited)

The following table presents the Fund’s investments at June 30, 2017 measured at fair value. Due to the inherent uncertainty of valuations, estimated values may materially differ from the values that would have been used had a ready market for the securities existed.

Investments	Level 1	Level 2	Level 3	Total

Assets Direct Investments:
Direct Equity Investments	$120,623,456	$-	$726,650,968	$847,274,424
Direct Debt Investments	-	-	674,736,643	674,736,643
Total Direct Investments*	$120,623,456	$-	$1,401,387,611	$1,522,011,067
Common Stocks	68,731,677	-	-	68,731,677
Secondary Investments*	-	-	302,527,888	302,527,888
Primary Investments *	-	-	215,897,764	215,897,764
Short-Term Investments	284,708,577	-	-	284,708,577
Total Investments
Other Financial Instruments
Foreign Currency Exchange Contracts	927,368	-	-	927,368
Total Assets	$474,991,078	$-	$1,919,813,263	$2,394,804,341
Liabilities
Foreign Currency Exchange Contracts	$(5,790,175)	$-	$-	$(5,790,175)
Total Liabilities	$(5,790,175)	$-	$-	$(5,790,175)
Total Investments net of Foreign Currency Exchange Contracts	$469,200,903	$-	$1,919,813,263	$2,389,014,166

The following is a reconciliation of those investments in which significant unobservable inputs (Level 3) were used in determining value:

	Balance as of April 1, 2017	Realized gain/(loss)	Net change in unrealized appreciation/ (depreciation)	Gross purchases	Gross sales	Net Amortization of premium/ discount	Net transfers in or out of Level 3	Balance as of June 30, 2017
Direct Investments:
Direct Equity Investments	$670,787,633	$293,526	$49,718,954	$6,376,761	$(525,906)	$-	$-	$726,650,968
Direct Debt Investments	702,087,168	1,313,868	8,697,111	29,079,512	(66,449,301)	8,285	-	674,736,643
Total Direct Investments*	$1,372,874,801	$1,607,394	$58,416,065	$35,456,273	$(66,975,207)	$8,285	$-	$1,401,387,611
Secondary Investments*	258,426,226	(1,200,110)	17,373,118	59,544,931	(31,616,277)	-	-	302,527,888
Primary Investments*	202,368,793	(161,938)	7,593,336	17,668,524	(11,570,951)	-	-	215,897,764
Total	$1,833,669,820	$245,346	$83,382,519	$112,669,728	$(110,162,435)	$8,285	$-	$1,919,813,263

The net change in unrealized appreciation/(depreciation) for the period ended June 30, 2017, relating to investments in Level 3 assets still held at June 30, 2017 is $83,382,519.

*
For the purposes of the tables above: “Direct Investments” are private investments directly into the equity or debt of selected operating companies, often together with the management of the Fund. Primary Investments are investments in newly established private equity partnerships where underlying portfolio companies are generally not known as of the time of investment. Secondary Investments involve acquiring single or portfolios of assets on the secondary market. Secondary Investments are Private Equity Fund Investments generally acquired in the secondary market. Notwithstanding the foregoing, if the Fund reasonably determines that the strict application of the above definitions would not reflect the economic substance of any Investment, the Fund may re-classify such Investment as it deems appropriate.

The Fund’s Valuation Procedures have been approved by the Board. The Valuation Procedures are implemented by the Adviser and the Fund’s third party administrator, both of which report to the Board. For third-party information, the Fund’s administrator monitors and reviews the methodologies of the various pricing services employed by the Fund. The Adviser employs valuation techniques for Private Equity Investments held by the Fund, which include discounted cash flow methods and market comparables. The Adviser oversees the valuation of the Fund’s investments pursuant to the Valuation Procedures. The Adviser and one or more of its affiliates may act as investment advisers to clients other than the Fund that hold Private Equity Investments held by the Fund. In such cases, the Adviser may value such Private Equity Investments in consultation with its affiliates.

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —
June 30, 2017 (Unaudited)

The valuations attributed to investments held by the Fund and other clients of the Adviser might differ as a result of differences in accounting, regulatory and other factors applicable to the Fund and the other clients.

The following is a summary of quantitative information about significant unobservable valuation inputs approved by the Adviser for Level 3 Fair Value Measurements for investments held as of June 30, 2017:

Type of Security	Fair Value at 6/30/2017 (000’s)*	Valuation Technique(s)	Unobservable Input	Range (weighted average)
Direct Investments:
Direct Equity Investments	$621,850	Market comparable companies	Enterprise value to EBITDA multiple	5.90 x – 17.30 x (11.80 x)
	29,304	Market comparable companies	Price to book ratio	3.10 x -3.10 x (3.10 x)
	12,938	Market comparable companies	Enterprise value to sales multiple	0.90 x -3.00 x (1.34 x)
	4,414	Reported fair value	Reported fair value	n/a - n/a (n/a)
	23,145	Exit price	Recent transaction price	n/a - n/a (n/a)
	35,000	Recent financing	Recent transaction price	n/a - n/a (n/a)
Direct Debt Investments	$290,634	Discounted cash flow	Discount factor	5.40% - 12.61% (10.05%)
	370,205	Broker quotes	Indicative quotes for an inactive market	n/a - n/a (n/a)
	17,820	Recent financing	Recent transaction price	n/a - n/a (n/a)
Primary and Secondary Investments	$517,262	Adjusted reported net asset value	Reported net asset value	n/a - n/a (n/a)
	1,163	Adjusted reported net asset value	Fair value adjustments	n/a - n/a (n/a)

*	Level 3 fair value includes accrued interest.

Level 3 Direct Equity Investments valued by using an unobservable input factor are directly affected by a change in that factor. For Level 3 Direct Debt Investments, the Fund arrives at a fair value through the use of an earnings and multiples analysis and a discounted cash flows analysis which consider credit risk and interest rate risk of the particular investment. Significant increases or decreases in these inputs in isolation would result in a significantly lower or higher fair value measurement.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Partners Group Private Equity (Master Fund), LLC

By (Signature and Title)*	/s/ Robert M. Collins
Robert M. Collins, President & Chief Executive Officer
(Principal Executive Officer)

Date	August 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert M. Collins
Robert M. Collins, President & Chief Executive Officer
(Principal Executive Officer)

Date	August 28, 2017

By (Signature and Title)*	/s/ Justin Rindos
Justin Rindos, Chief Financial Officer
(Principal Financial Officer)

Date	August 28, 2017

*	Print the name and title of each signing officer under his or her signature.